Defined Benefit Pension Plans Defined Benefit Pension Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans [Abstract]
Schedule of Changes in Benefit Obligation and Fair Value of Plan Assets [Table Text Block]
The following tables summarize the benefit obligation, plan assets, funded status of the defined benefit plans, amounts recognized in the Consolidated Balance Sheets and amounts recognized in accumulated other comprehensive income (loss) at December 31, 2011 and 2010.

	Year Ended December 31,
	2011	2010
	(in thousands)
Change in benefit obligation:
Benefit obligation at January 1,	$71,388	$73,262
Service cost	2,512	1,980
Interest cost	3,754	3,490
Actuarial loss	(597)	1,710
Benefits paid	(4,898)	(4,403)
Foreign currency exchange rate changes	(1,338)	(5,860)
Other	1,780	1,209
Benefit obligation at December 31,	$72,601	$71,388
Change in plan assets:
Fair value of plan assets at January 1,	$7,694	$7,860
Actual return on plan assets	427	210
Company contributions	520	519
Benefits paid	(516)	(283)
Foreign currency exchange rate changes	(145)	(612)
Fair value of plan assets at December 31,	7,980	7,694
Ending balance at fair value (net pension plan benefit liability)	$64,621	$63,694

Schedule of Amounts Recognized in the Consolidated Balance Sheets [Table Text Block]
Amounts recognized on the Consolidated Balance Sheets consist of:

	At December 31,
	2011	2010
	(in thousands)
Plan assets in other long-term assets	$(449)	$(412)
Current portion of pension plan liability in wages and benefits payable	2,621	2,656
Long-term portion of pension plan liability	62,449	61,450
Net pension plan benefit liability	$64,621	$63,694

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts in accumulated other comprehensive income (loss) (pre-tax) that have not yet been recognized as components of net periodic benefit costs consist of:

	At December 31,
	2011	2010
	(in thousands)
Net actuarial gain	$(3,750)	$(3,108)
Net prior service cost	1,131	1,206
Amount included in accumulated other comprehensive income (loss)	$(2,619)	$(1,902)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in other comprehensive income (loss) (pre-tax) are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Net actuarial (gain) loss	$(597)	$1,710	$4,049
Settlement gain (loss)	(25)	80	—
Plan asset (gain) loss	(105)	85	—
Amortization of net actuarial gain (loss)	85	(26)	509
Amortization of prior service cost	(74)	(3)	(25)
Other	(1)	1,228	—
Other comprehensive (income) loss	$(717)	$3,074	$4,533

Schedule of Net Periodic Pension Benefit Costs [Table Text Block]
Net periodic pension benefit costs for our plans include the following components:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Service cost	$2,512	$1,980	$1,753
Interest cost	3,754	3,490	3,450
Expected return on plan assets	(322)	(295)	(282)
Settlements and curtailments	25	(80)	—
Amortization of actuarial net (gain) loss	(85)	26	(509)
Amortization of unrecognized prior service costs	74	3	25
Net periodic benefit cost	$5,958	$5,124	$4,437

Schedule of Assumptions Used [Table Text Block]
The significant actuarial weighted average assumptions used in determining the benefit obligations and net periodic benefit cost for our benefit plans are as follows:

	At and For The Year Ended December 31,
	2011	2010	2009
Actuarial assumptions used to determine benefit obligations at end of period:
Discount rate	5.51%	5.35%	5.60%
Expected annual rate of compensation increase	3.38%	3.35%	3.24%
Actuarial assumptions used to determine net periodic benefit cost for the period:
Discount rate	5.35%	5.60%	6.12%
Expected rate of return on plan assets	4.00%	3.96%	4.06%
Expected annual rate of compensation increase	3.35%	3.24%	3.18%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The total obligation and fair value of plan assets, in which the accumulated benefit obligations exceeds the fair value of plan assets, are as follows:

Information for pension plans with an accumulated benefit obligation in excess of plan assets.	At December 31,
	2011	2010
	(in thousands)
Projected benefit obligation	$66,525	$69,966
Accumulated benefit obligation	60,452	64,671
Fair value of plan assets	1,765	5,860

Fair values of the assets held by the postretirement benefits plans by asset category [Table Text Block]
The fair values of our plan investments by asset category as of December 31, 2011 are as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash	$860	$860	$—
Insurance funds	7,120	—	7,120
Total fair value of plan assets	$7,980	$860	$7,120

Schedule of Expected Benefit Payments [Table Text Block]
Annual benefit payments, including amounts to be paid from our assets for unfunded plans, and reflecting expected future service, as appropriate, are expected to be paid as follows:

Year Ending December 31,	Estimated Annual Benefit Payments

(in thousands)
2012	$2,913
2013	3,278
2014	4,007
2015	4,101
2016	4,705
2017 - 2021	24,470